Deconsolidation of subsidiary (Details) - EB Rental, Ltd.	Apr. 25, 2024 CAD ($)
Deconsolidation of subsidiary
Percentage of ownership interest disposed	100.00%
Consideration for disposal of subsidiary	$ 1,089,302